Interest expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Central banks deposits	€ 706	€ 338	€ 366
Credit institution deposits	2,784	1,140	1,652
Customer deposits	16,994	5,452	5,599
Debt securities issued and subordinated liabilities	8,464	4,838	5,119
Marketable debt securities	7,472	4,190	4,548
Subordinated liabilities (note 23)	992	648	571
Provisions for pensions (note 25)	100	91	95
Lease Liabilities	116	125	186
Other interest expense	3,647	1,109	730
Interest expense	€ 32,811	€ 13,093	€ 13,747